Fees Summary	Aug. 19, 2024 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	EX-FILING FEES The prospectus to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $730,000.
Narrative - Max Aggregate Offering Price	$ 730,000